CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property and equipment	$ 6,879	$ 7,340
Intangible assets	4,152	5,688
Investments and derivatives	305	235
Deferred tax assets	186	134
Other assets	179	163
Total non-current assets	11,701	13,560
Current assets
Inventories	111	169
Trade and other receivables	572	628
Investments and derivatives	165	82
Current income tax assets	73	16
Other assets	335	354
Cash and cash equivalents	1,594	1,250
Total current assets	2,850	2,499
Total assets	14,551	16,059
Equity
Equity attributable to equity owners of the parent	163	1,226
Non-controlling interests	850	994
Total equity	1,013	2,220
Non-current liabilities
Debt and derivatives	8,832	7,759
Provisions	141	138
Deferred tax liabilities	127	141
Other liabilities	28	33
Total non-current liabilities	9,128	8,071
Current liabilities
Trade and other payables	1,977	1,847
Debt and derivatives	1,224	2,585
Provisions	151	222
Current income tax payables	175	102
Other liabilities	883	1,012
Total current liabilities	4,410	5,768
Total equity and liabilities	$ 14,551	$ 16,059